Financial assets, liabilities and financial result (excluding Orange Bank) - Income effects of Investment in BT (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Other financial expenses relating to investment in BT	€ (372)	€ (533)
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Other financial expenses relating to investment in BT	€ (372)	€ (533)